Right-of-Use Assets and Operating Lease Liabilities - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Carrying Amounts of Right-of-Use Assets [Abstract]
Office premise and warehouse	$ 139,732	$ 140,479
Less: Accumulated lease expense	(97,648)	(27,931)
ROU assets, net	$ 42,084	$ 112,548